Financial Instruments and Risk Management (Tables)	9 Months Ended
Sep. 30, 2025
Financial Instruments and Risk Management [Abstract]
Schedule of Financial Assets and Liabilities at Amortized Cost

The Company activities expose it to various risks, including market risk (comprising currency risk and interest rate risk), credit risk, and liquidity risk. The Company overall risk management strategy aims to minimize any adverse effects from the unpredictability of financial markets on its financial performance.

	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
Financial assets at amortized cost
Cash	474,716	1,845,645	438,438
Trade receivables	8,409,351	17,832,831	4,236,230
Other receivables	2,103,818	771,408	183,250
Fixed deposits	1,179,430	1,198,262	284,650

Financial liabilities at amortized cost
Trade payables	-	555,146	131,877
Other payables & accrued liabilities	422,973	1,000,742	237,729
Bank and other borrowings	3,367,302	3,247,234	771,388
Lease liabilities	162,577	1,437,965	341,592

Schedule of Amounts Disclosed in the Table are the Contractual Undiscounted Cash Flows Includes Principal and Interest	The amounts disclosed in the table are the contractual undiscounted cash flows, which includes both principal and interest. Balances due within 12 months equal their carrying amounts as the impact of discounting is not significant.
	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
Bank borrowings
Repayment within:
Less than 1 year	976,072	974,918	231,594
Between 1 and 2 years	963,436	919,617	218,457
Between 2 and 5 years	1,693,768	1,171,861	278,378
Over 5 years	288,536	129,977	30,876

Bank overdraft
Repayment within less than 1 year	104,587	526,066	124,968

Lease liabilities
Repayment within:
Less than 1 year	60,204	382,416	90,844
Between 1 and 2 years	61,884	372,016	88,373
Between 2 and 5 years	45,732	744,912	176,955
Over 5 years	11,342	105,485	25,058

Trade payable
Repayment within less than 1 year	-	555,146	131,877

Other payable
Repayment within less than 1 year	422,973	1,000,742	237,729

Schedule of Credit Risk	The Company assesses all information available, including past due status, and forward looking macro- economic factors in the measurement of the expected credit losses associated with its assets carried at amortized cost.
	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
Trade receivable
Collection within less than 1 year	8,409,351	17,832,831	4,236,230

Other receivables
Collection within less than 1 year	2,103,818	771,408	183,250

Schedule of Capital Includes Equity Attributable to the Owners of the Parent and Non-Controlling Interest	Net debt is calculated as lease liability, borrowings and bank overdraft plus trade and other payables less cash and bank balances. Total capital is calculated as total equity plus net debts. Capital includes equity attributable to the owners of the parent and non-controlling interest.
	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
Net debt	2,298,706	3,197,180	759,497
Total equity	17,384,201	48,375,143	11,491,625
Total capital	19,682,907	51,572,323	12,251,122

Gearing ratio	11.68%	6.20%	6.20%